Common Shares	12 Months Ended
Dec. 31, 2025
Common Shares [Abstract]
COMMON SHARES

NOTE 19 - COMMON SHARES

Purchases of Equity Securities by the Issuer and Affiliated Purchasers

On November 21, 2023, the board of directors had authorized the repurchase of up to $30 million worth of the Company’s Ordinary Shares in open market transactions or in privately negotiated transactions. During the year 2023 and 2024, the Company had repurchased a total of 2,077,134 common shares at an average stock price of $2.11 per share under the repurchase plan.

Issuance of Shares

On November 30, 2023, SC Autosports acquired NGI, a Wisconsin incorporated company. On July 12, 2023, pursuant to the Equity Transfer Agreement, the Company issued a total of 3,951,368 shares of restrictive stock to sole shareholder of NGI, which are being held in escrow with certain escrow restrictions, to be released contingent upon the achievement of certain agreed-upon milestones during the escrow period. The Equity Transfer Agreement was subsequently terminated on October 31, 2024, and the shares returned from the sole shareholder of NGI were in the process of cancellation as of December 31, 2024.

On December 5, 2025, Kandi Technologies entered into a share transfer agreement (the “Share Transfer Agreement”) with shareholders (“Sellers”) of Rawrr. Pursuant to the Share Transfer Agreement, the Sellers agreed to sell, and the Company agreed to acquire the entire issued share capital of Rawrr, at a consideration of $23.9 million, which is the fair value of Rawrr as valuated by an independent third party, payable in form of Ordinary Shares of the Company. On February 6, 2026, the Company issued 17.7 million Ordinary Shares, at a price of $1.35 per share, which is the average closing prices of Ordinary Shares on Nasdaq Stock Market during the ten (10) trading day period immediately preceding the agreed reference date, September 24, 2025. Kenny Hu, director and Chairman of the board of Rawrr, is son of Xiaoming Hu, a director of the Company and beneficial owner of 14,426,481 Ordinary Shares of the Company. Each of the audit committee of the Company and the board of directors has assessed and approved the Acquisition.